Segment information and concentration of risk - Schedule of Maximum Exposure to Credit Risk (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Cash and cash equivalents	$ 111,392,000	$ 177,924,000	$ 53,844,000	$ 105,116,000
Restricted cash	195,095,000	256,426,000
Other receivables	1,252,000	2,033,000
Trade receivables	9,758,000	4,730,000
Derivative financial assets	8,137,000	20,011,000
Exposure to Credit Risk [Member]
Concentration Risk [Line Items]
Cash and cash equivalents	111,392,000	177,924,000
Restricted cash	195,095,000	256,426,000
Other receivables	1,252,000	2,033,000
Trade receivables	9,758,000	4,730,000
Derivative financial assets	8,137,000	20,011,000
Financial assets	$ 325,634,000	$ 461,124,000